Accounts and notes receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysed into:
Accounts receivable	¥ 30,045,678	¥ 26,911,837
Notes receivable	8,325,966	5,552,422
Gross amounts of accounts receivable	38,371,644	32,464,259
Less: Loss allowance	155,929	195,320	¥ 146,913
Total	38,215,715	32,268,939
At amortised cost ]
Analysed into:
Accounts receivable	28,789,790	25,547,258
Notes receivable	8,325,966	5,552,422
At fair value through other comprehensive income
Analysed into:
Accounts receivable	¥ 1,255,888	¥ 1,364,579